Benefit Plans, Change in Projected Benefit Obligation, Plan Assets and Funded Status Reconciliation (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) yr h	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Change in plan assets and reconciliation of funded status [Roll Forward]
Company contributions	$ 0	$ 0
Retirement Plan [Member]
Defined benefit plan [Abstract]
Requisite minimum period of employment	1 year
Requisite minimum hours of service | h	1,000
Number of consecutive years in highest compensation preceding retirement | yr	5
Period preceding retirement considered in calculating benefits	10 years
Change in benefit obligation [Roll Forward]
Projected benefit obligation at beginning of year	$ 30,824	28,518
Service cost	37	42	$ 34
Interest cost	1,076	1,244	1,197
Benefit payments and expected expenses	(1,956)	(1,798)
Net actuarial loss	3,523	2,818
Projected benefit obligation at end of year	33,504	30,824	28,518
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair Value of plan assets at beginning of year	51,264	44,157
Actual gain on plan assets	6,953	8,902
Benefit payments and actual expenses	(1,980)	(1,795)
Fair value of plan assets at end of year	56,237	51,264	44,157
Funded status at end of year	22,733	20,440
Postretirement Benefits [Member]
Change in benefit obligation [Roll Forward]
Service cost	73	65	53
Interest cost	203	239	202
Net actuarial loss	315	603
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair Value of plan assets at beginning of year	26,358	22,091
Actual gain on plan assets	2,793	4,285
Company contributions	91	155
Benefits paid	(116)	(173)
Fair value of plan assets at end of year	29,126	26,358	$ 22,091
Funded status at end of year	$ 22,517	$ 20,224